Schedule of Investments(a)
Invesco DWA Basic Materials Momentum ETF (PYZ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Aluminum-1.82%
Century Aluminum Co.(b)	273,735	$3,076,781
Commodity Chemicals-17.77%
AdvanSix, Inc.	55,467	2,398,393
Cabot Corp.	48,347	3,641,980
Dow, Inc.	57,604	3,418,797
LyondellBasell Industries N.V., Class A	36,252	3,505,206
Olin Corp.	110,158	7,115,105
Orion Engineered Carbons S.A. (Germany)	103,453	2,174,582
Valvoline, Inc.	99,509	3,648,000
Westlake Corp.(c)	33,603	4,124,768
		30,026,831
Construction Materials-2.21%
Summit Materials, Inc., Class A(b)(c)	113,547	3,731,154
Copper-2.04%
Freeport-McMoRan, Inc.	77,308	3,449,483
Diversified Chemicals-5.46%
Chemours Co. (The)	69,959	2,545,808
Huntsman Corp.	103,360	3,275,478
LSB Industries, Inc.(b)	267,836	3,404,196
		9,225,482
Diversified Metals & Mining-3.03%
Materion Corp.	21,887	1,975,302
Piedmont Lithium, Inc.(b)	45,832	3,145,908
		5,121,210
Fertilizers & Agricultural Chemicals-8.08%
CF Industries Holdings, Inc.	50,182	4,250,415
Corteva, Inc.	94,108	6,065,261
FMC Corp.	25,057	3,335,838
		13,651,514
Forest Products-2.65%
Louisiana-Pacific Corp.(c)	65,861	4,484,476
Gold-1.45%
Royal Gold, Inc.(c)	19,273	2,448,249
Industrial Gases-3.32%
Air Products and Chemicals, Inc.	17,512	5,612,771
Metal & Glass Containers-2.15%
O-I Glass, Inc.(b)	188,826	3,634,901
Paper Packaging-3.18%
Avery Dennison Corp.	28,391	5,378,391
Paper Products-1.95%
Sylvamo Corp.	69,156	3,286,985
Silver-1.44%
Hecla Mining Co.(c)	395,158	2,438,125
Specialty Chemicals-19.01%
Albemarle Corp.	19,692	5,542,314
	Shares	Value
Specialty Chemicals-(continued)
Ashland, Inc.	27,879	$3,046,338
Avient Corp.(c)	71,745	2,907,107
Element Solutions, Inc.	123,668	2,532,721
H.B. Fuller Co.	30,545	2,110,660
Ingevity Corp.(b)	25,321	2,087,463
Innospec, Inc.	17,366	1,962,705
Livent Corp.(b)(c)	198,613	5,148,049
Quaker Chemical Corp.(c)	10,773	2,120,881
RPM International, Inc.	51,920	4,668,127
		32,126,365
Steel-24.48%
ATI, Inc.(b)(c)	124,797	4,541,363
Carpenter Technology Corp.	62,892	3,037,054
Commercial Metals Co.	73,810	4,005,669
Nucor Corp.	36,703	6,203,541
Reliance Steel & Aluminum Co.	23,364	5,314,142
Ryerson Holding Corp.	67,596	2,580,139
Steel Dynamics, Inc.	51,000	6,152,640
SunCoke Energy, Inc.	269,761	2,457,523
United States Steel Corp.	179,326	5,108,998
Worthington Industries, Inc.(c)	34,434	1,958,261
		41,359,330
Total Common Stocks & Other Equity Interests (Cost $140,617,005)		169,052,048
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $109,503)	109,503	109,503
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $140,726,508)		169,161,551
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.92%
Invesco Private Government Fund, 4.36%(d)(e)(f)	5,164,264	5,164,264
Invesco Private Prime Fund, 4.59%(d)(e)(f)	13,278,218	13,282,201
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $18,446,127)		18,446,465
TOTAL INVESTMENTS IN SECURITIES-111.02% (Cost $159,172,635)		187,608,016
OTHER ASSETS LESS LIABILITIES-(11.02)%		(18,616,507)
NET ASSETS-100.00%		$168,991,509
See accompanying notes which are an integral part of this schedule.

Invesco DWA Basic Materials Momentum ETF (PYZ)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$273,111	$2,992,458	$(3,156,066)	$-	$-	$109,503	$3,326
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,705,723	57,469,357	(62,010,816)	-	-	5,164,264	110,237*
Invesco Private Prime Fund	22,636,353	127,612,451	(136,970,359)	338	3,418	13,282,201	305,653*
Total	$32,615,187	$188,074,266	$(202,137,241)	$338	$3,418	$18,555,968	$419,216

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Advertising-2.42%
Interpublic Group of Cos., Inc. (The)	16,576	$604,361
Apparel Retail-1.94%
Buckle, Inc. (The)(b)	10,984	483,296
Apparel, Accessories & Luxury Goods-5.12%
Oxford Industries, Inc.(b)	3,844	450,593
Tapestry, Inc.(b)	18,168	827,916
		1,278,509
Auto Parts & Equipment-1.60%
Modine Manufacturing Co.(c)	16,738	399,871
Automotive Retail-20.56%
AutoNation, Inc.(b)(c)	6,567	832,170
AutoZone, Inc.(c)	254	619,468
Group 1 Automotive, Inc.	2,520	538,902
Murphy USA, Inc.	2,400	652,872
O’Reilly Automotive, Inc.(c)	2,030	1,608,471
Penske Automotive Group, Inc.	6,883	879,785
		5,131,668
Broadcasting-2.92%
Nexstar Media Group, Inc., Class A	3,563	729,596
Casinos & Gaming-1.35%
Golden Entertainment, Inc.(c)	8,520	336,540
Distributors-4.78%
Genuine Parts Co.	3,196	536,353
LKQ Corp.	11,147	657,227
		1,193,580
Footwear-2.72%
Deckers Outdoor Corp.(c)	1,590	679,693
General Merchandise Stores-2.07%
Dollar General Corp.	2,209	516,022
Health Care Distributors-7.33%
AmerisourceBergen Corp.	3,222	544,389
Cardinal Health, Inc.	8,020	619,545
McKesson Corp.	1,759	666,098
		1,830,032
Home Furnishings-4.97%
Ethan Allen Interiors, Inc.	8,910	256,074
Tempur Sealy International, Inc.	24,131	983,338
		1,239,412
Home Improvement Retail-6.01%
Home Depot, Inc. (The)	2,504	811,722
Lowe’s Cos., Inc.	3,309	689,099
		1,500,821
Hotels, Resorts & Cruise Lines-4.23%
Marriott Vacations Worldwide Corp.	4,121	659,525
Target Hospitality Corp.(c)	25,831	396,635
		1,056,160
	Shares	Value
Hypermarkets & Super Centers-2.97%
BJ’s Wholesale Club Holdings, Inc.(c)	10,239	$742,020
Leisure Facilities-2.43%
SeaWorld Entertainment, Inc.(b)(c)	9,695	604,871
Restaurants-8.47%
Bloomin’ Brands, Inc.(b)	17,437	422,847
Chipotle Mexican Grill, Inc.(c)	618	1,017,463
Darden Restaurants, Inc.	4,553	673,707
		2,114,017
Specialty Stores-16.33%
Five Below, Inc.(b)(c)	4,444	876,046
Signet Jewelers Ltd.(b)	24,046	1,846,973
Tractor Supply Co.	3,114	709,961
Ulta Beauty, Inc.(c)	1,248	641,422
		4,074,402
Trading Companies & Distributors-1.60%
Beacon Roofing Supply, Inc.(c)	7,036	400,208
Total Common Stocks & Other Equity Interests (Cost $21,991,130)		24,915,079
Money Market Funds-0.63%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $156,454)	156,454	156,454
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.45% (Cost $22,147,584)		25,071,533
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.63%
Invesco Private Government Fund, 4.36%(d)(e)(f)	1,092,113	1,092,113
Invesco Private Prime Fund, 4.59%(d)(e)(f)	2,807,835	2,808,678
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,900,887)		3,900,791
TOTAL INVESTMENTS IN SECURITIES-116.08% (Cost $26,048,471)		28,972,324
OTHER ASSETS LESS LIABILITIES-(16.08)%		(4,013,477)
NET ASSETS-100.00%		$24,958,847
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Cyclicals Momentum ETF (PEZ)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$140,012	$848,949	$(832,507)	$-	$-	$156,454	$2,605
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,359,112	19,548,342	(19,815,341)	-	-	1,092,113	26,556*
Invesco Private Prime Fund	3,168,189	41,825,034	(42,185,372)	(96)	923	2,808,678	72,824*
Total	$4,667,313	$62,222,325	$(62,833,220)	$(96)	$923	$4,057,245	$101,985

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Consumer Staples Momentum ETF (PSL)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.99%
Agricultural Products-5.01%
Archer-Daniels-Midland Co.	44,779	$3,709,940
Ingredion, Inc.	23,461	2,411,791
		6,121,731
Brewers-2.67%
Molson Coors Beverage Co., Class B	61,976	3,258,698
Distillers & Vintners-5.06%
Constellation Brands, Inc., Class A	14,138	3,273,230
MGP Ingredients, Inc.(b)	29,717	2,898,596
		6,171,826
Education Services-3.84%
Grand Canyon Education, Inc.(c)	22,220	2,589,963
Perdoceo Education Corp.(c)	140,105	2,097,372
		4,687,335
Food Distributors-13.00%
Andersons, Inc. (The)	63,163	2,323,135
Performance Food Group Co.(c)	64,304	3,943,121
SpartanNash Co.	76,344	2,418,578
Sysco Corp.	49,653	3,846,121
US Foods Holding Corp.(c)	87,505	3,336,566
		15,867,521
Food Retail-9.86%
Casey’s General Stores, Inc.	15,766	3,719,357
Ingles Markets, Inc., Class A	22,713	2,157,735
Kroger Co. (The)	81,012	3,615,566
Sprouts Farmers Market, Inc.(b)(c)	79,492	2,539,769
		12,032,427
Health Care Services-2.21%
Hims & Hers Health, Inc.(b)(c)	325,602	2,695,985
Household Products-3.06%
Procter & Gamble Co. (The)	26,214	3,732,349
Hypermarkets & Super Centers-3.65%
Costco Wholesale Corp.	8,726	4,460,208
Packaged Foods & Meats-16.91%
General Mills, Inc.	43,276	3,391,107
Hershey Co. (The)	15,775	3,543,065
J&J Snack Foods Corp.	12,457	1,785,088
JM Smucker Co. (The)	20,096	3,070,669
Lamb Weston Holdings, Inc.	40,790	4,074,513
Simply Good Foods Co. (The)(c)	60,530	2,197,239
TreeHouse Foods, Inc.(c)	53,230	2,577,929
		20,639,610
Personal Products-9.78%
Edgewell Personal Care Co.(b)	57,249	2,453,692
elf Beauty, Inc.(c)	56,464	3,249,503
	Shares	Value
Personal Products-(continued)
Estee Lauder Cos., Inc. (The), Class A	12,617	$3,495,918
Inter Parfums, Inc.(b)	23,170	2,739,158
		11,938,271
Soft Drinks-13.49%
Celsius Holdings, Inc.(b)(c)	35,373	3,548,619
Keurig Dr Pepper, Inc.	114,053	4,023,790
Monster Beverage Corp.(c)	32,109	3,341,905
National Beverage Corp.(b)(c)	44,715	1,976,403
PepsiCo, Inc.	20,902	3,574,660
		16,465,377
Specialized Consumer Services-6.86%
H&R Block, Inc.(b)	96,063	3,744,536
Service Corp. International	62,469	4,632,076
		8,376,612
Tobacco-4.59%
Philip Morris International, Inc.	31,085	3,240,300
Vector Group Ltd.	182,224	2,359,801
		5,600,101
Total Common Stocks & Other Equity Interests (Cost $108,494,908)		122,048,051
Money Market Funds-0.17%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $211,471)	211,471	211,471
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $108,706,379)		122,259,522
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.95%
Invesco Private Government Fund, 4.36%(d)(e)(f)	4,423,176	4,423,176
Invesco Private Prime Fund, 4.59%(d)(e)(f)	11,372,566	11,375,978
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $15,798,794)		15,799,154
TOTAL INVESTMENTS IN SECURITIES-113.11% (Cost $124,505,173)		138,058,676
OTHER ASSETS LESS LIABILITIES-(13.11)%		(16,002,251)
NET ASSETS-100.00%		$122,056,425
See accompanying notes which are an integral part of this schedule.

Invesco DWA Consumer Staples Momentum ETF (PSL)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$24,532	$5,670,508	$(5,483,569)	$-	$-	$211,471	$3,603
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	5,383,930	47,103,894	(48,064,648)	-	-	4,423,176	91,344*
Invesco Private Prime Fund	12,091,655	100,462,804	(101,183,574)	(1,123)	6,216	11,375,978	253,085*
Total	$17,500,117	$153,237,206	$(154,731,791)	$(1,123)	$6,216	$16,010,625	$348,032

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Energy Momentum ETF (PXI)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Coal & Consumable Fuels-2.27%
CONSOL Energy, Inc.(b)	86,604	$5,008,309
Integrated Oil & Gas-6.53%
Exxon Mobil Corp.	59,149	6,861,876
Occidental Petroleum Corp.	116,867	7,571,813
		14,433,689
Oil & Gas Drilling-12.78%
Diamond Offshore Drilling, Inc.(b)(c)	563,409	6,456,667
Patterson-UTI Energy, Inc.	329,416	5,534,189
Transocean Ltd.(b)(c)	1,454,831	9,805,561
Valaris Ltd.(b)(c)	88,715	6,444,258
		28,240,675
Oil & Gas Equipment & Services-18.94%
ChampionX Corp.	218,468	7,213,813
Helix Energy Solutions Group, Inc.(c)	794,451	6,299,996
NexTier Oilfield Solutions, Inc.(c)	600,678	5,658,387
ProFrac Holding Corp., Class A(b)(c)	217,408	4,891,680
Tidewater, Inc.(c)	192,023	8,333,798
Weatherford International PLC(c)	166,528	9,472,113
		41,869,787
Oil & Gas Exploration & Production-55.80%
APA Corp.	156,930	6,956,707
Chesapeake Energy Corp.(b)	65,150	5,649,808
Chord Energy Corp.(b)	45,901	6,578,990
ConocoPhillips	72,091	8,785,730
Devon Energy Corp.(b)	118,921	7,520,564
EOG Resources, Inc.	56,637	7,490,243
Hess Corp.(b)	54,052	8,116,448
Marathon Oil Corp.	294,486	8,089,531
Matador Resources Co.(b)	191,536	12,672,022
Murphy Oil Corp.	180,647	7,878,016
Northern Oil and Gas, Inc.	209,141	7,010,406
Ovintiv, Inc.	198,535	9,773,878
Permian Resources Corp.(b)	620,188	6,741,444
	Shares	Value
Oil & Gas Exploration & Production-(continued)
Pioneer Natural Resources Co.	28,929	$6,663,795
Sitio Royalties Corp., Class A	177,861	4,725,767
Texas Pacific Land Corp.(b)	4,357	8,695,919
		123,349,268
Oil & Gas Refining & Marketing-3.70%
Marathon Petroleum Corp.	63,687	8,185,053
Total Common Stocks & Other Equity Interests (Cost $183,750,068)		221,086,781
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $281,499)	281,499	281,499
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $184,031,567)		221,368,280
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-19.97%
Invesco Private Government Fund, 4.36%(d)(e)(f)	12,360,644	12,360,644
Invesco Private Prime Fund, 4.59%(d)(e)(f)	31,780,155	31,789,689
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,151,356)		44,150,333
TOTAL INVESTMENTS IN SECURITIES-120.12% (Cost $228,182,923)		265,518,613
OTHER ASSETS LESS LIABILITIES-(20.12)%		(44,465,624)
NET ASSETS-100.00%		$221,052,989
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$249,928	$12,881,401	$(12,849,830)	$-	$-	$281,499	$6,058
See accompanying notes which are an integral part of this schedule.

Invesco DWA Energy Momentum ETF (PXI)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,426,783	$124,254,449	$(125,320,588)	$-	$-	$12,360,644	$210,671*
Invesco Private Prime Fund	31,312,864	259,491,905	(259,016,017)	(1,428)	2,365	31,789,689	578,366*
Total	$44,989,575	$396,627,755	$(397,186,435)	$(1,428)	$2,365	$44,431,832	$795,095

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Financial Momentum ETF (PFI)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Asset Management & Custody Banks-6.54%
Ameriprise Financial, Inc.	5,432	$1,901,852
Victory Capital Holdings, Inc., Class A(b)	15,222	451,180
		2,353,032
Consumer Finance-5.52%
American Express Co.	5,316	929,928
Enova International, Inc.(b)(c)	10,003	456,637
OneMain Holdings, Inc.(b)	13,914	600,250
		1,986,815
Data Processing & Outsourced Services-10.10%
Mastercard, Inc., Class A	6,172	2,287,343
Visa, Inc., Class A(b)	5,840	1,344,427
		3,631,770
Financial Exchanges & Data-4.96%
FactSet Research Systems, Inc.	1,712	724,073
Nasdaq, Inc.	17,637	1,061,571
		1,785,644
Hotel & Resort REITs-3.40%
Apple Hospitality REIT, Inc.	29,242	518,460
Ryman Hospitality Properties, Inc.	7,593	705,314
		1,223,774
Insurance Brokers-8.63%
Aon PLC, Class A	3,016	961,139
Arthur J. Gallagher & Co.(b)	5,952	1,164,925
Marsh & McLennan Cos., Inc.	5,599	979,321
		3,105,385
Investment Banking & Brokerage-10.59%
Houlihan Lokey, Inc.(b)	6,177	611,955
Jefferies Financial Group, Inc.	13,486	529,730
Morgan Stanley	9,683	942,446
Piper Sandler Cos.	2,904	412,659
Raymond James Financial, Inc.	8,706	981,776
StoneX Group, Inc.(c)	3,776	331,835
		3,810,401
Life & Health Insurance-12.68%
Aflac, Inc.	10,295	756,682
Globe Life, Inc.	12,573	1,519,447
Primerica, Inc.(b)	4,106	664,146
Principal Financial Group, Inc.(b)	8,538	790,192
Unum Group	19,724	829,000
		4,559,467
Mortgage REITs-1.12%
Ladder Capital Corp.	35,898	402,058
Multi-line Insurance-1.97%
American International Group, Inc.	11,178	706,673
Oil & Gas Exploration & Production-0.07%
Vitesse Energy, Inc.(b)(c)	1,587	25,328
Other Diversified Financial Services-3.44%
Apollo Global Management, Inc.(b)	17,468	1,236,385
Property & Casualty Insurance-17.24%
Ambac Financial Group, Inc.(c)	23,647	393,959
	Shares	Value
Property & Casualty Insurance-(continued)
American Financial Group, Inc.	4,663	$664,897
Arch Capital Group Ltd.(c)	10,788	694,208
Assured Guaranty Ltd.	8,678	543,243
Erie Indemnity Co., Class A(b)	1,703	416,128
Progressive Corp. (The)	15,893	2,167,010
RLI Corp.(b)	3,859	511,125
W.R. Berkley Corp.	11,580	812,221
		6,202,791
Real Estate Operating Companies-1.08%
Seritage Growth Properties, Class A, (Acquired 12/30/2022 - 12/30/2022; Cost $378,895)(b)(c)(d)	32,004	388,849
Regional Banks-6.62%
Ameris Bancorp(b)	12,562	592,424
Hancock Whitney Corp.	9,920	510,682
Lakeland Financial Corp.(b)	5,495	388,551
OFG Bancorp	15,522	439,428
Pacific Premier Bancorp, Inc.	13,886	449,073
		2,380,158
Retail REITs-1.36%
Kite Realty Group Trust(b)	22,586	490,116
Specialized REITs-2.18%
Gaming and Leisure Properties, Inc.	14,655	784,922
Thrifts & Mortgage Finance-2.41%
Mr. Cooper Group, Inc.(b)(c)	18,861	867,417
Total Common Stocks & Other Equity Interests (Cost $33,067,367)		35,940,985
Money Market Funds-0.40%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(e)(f) (Cost $144,563)	144,563	144,563
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.31% (Cost $33,211,930)		36,085,548
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-21.94%
Invesco Private Government Fund, 4.36%(e)(f)(g)	2,209,931	2,209,931
Invesco Private Prime Fund, 4.59%(e)(f)(g)	5,681,963	5,683,668
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,893,758)		7,893,599
TOTAL INVESTMENTS IN SECURITIES-122.25% (Cost $41,105,688)		43,979,147
OTHER ASSETS LESS LIABILITIES-(22.25)%		(8,002,960)
NET ASSETS-100.00%		$35,976,187
See accompanying notes which are an integral part of this schedule.

Invesco DWA Financial Momentum ETF (PFI)—(continued)
January 31, 2023
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at January 31, 2023.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at January 31, 2023 represented 1.08% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$196,176	$1,843,444	$(1,895,057)	$-	$-	$144,563	$2,420
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	949,782	17,678,821	(16,418,672)	-	-	2,209,931	32,683*
Invesco Private Prime Fund	2,214,095	44,788,554	(41,320,052)	(159)	1,230	5,683,668	89,331*
Total	$3,360,053	$64,310,819	$(59,633,781)	$(159)	$1,230	$8,038,162	$124,434

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Healthcare Momentum ETF (PTH)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Biotechnology-46.37%
4D Molecular Therapeutics, Inc.(b)(c)	99,971	$2,104,390
AbbVie, Inc.	31,262	4,618,960
Akero Therapeutics, Inc.(b)(c)	107,604	5,326,398
Allakos, Inc.(b)	277,056	2,058,526
Alnylam Pharmaceuticals, Inc.(b)	20,239	4,582,110
Altimmune, Inc.(b)	291,431	3,975,119
Bluebird Bio, Inc.(b)	412,345	2,618,391
Catalyst Pharmaceuticals, Inc.(b)(c)	231,465	3,585,393
Celldex Therapeutics, Inc.(b)(c)	59,794	2,634,524
Chinook Therapeutics, Inc.(b)	107,816	2,724,510
Halozyme Therapeutics, Inc.(b)	113,853	5,894,170
Icosavax, Inc.(b)(c)	225,790	2,382,084
Ideaya Biosciences, Inc.(b)	95,101	1,619,570
ImmunityBio, Inc.(b)(c)	291,016	1,105,861
IVERIC bio, Inc.(b)(c)	260,765	6,023,671
Kiniksa Pharmaceuticals Ltd., Class A(b)	105,427	1,524,474
Madrigal Pharmaceuticals, Inc.(b)	15,777	4,547,720
MannKind Corp.(b)(c)	437,030	2,390,554
Prometheus Biosciences, Inc.(b)	94,774	10,772,013
Replimune Group, Inc.(b)(c)	58,363	1,625,410
Rhythm Pharmaceuticals, Inc.(b)(c)	168,523	4,609,104
Roivant Sciences Ltd.(b)(c)	263,010	2,182,983
Sarepta Therapeutics, Inc.(b)(c)	40,118	5,013,546
United Therapeutics Corp.(b)	22,276	5,862,375
Vaxcyte, Inc.(b)(c)	138,100	6,262,835
Viridian Therapeutics, Inc.(b)	120,815	4,412,164
		100,456,855
Health Care Equipment-7.28%
IDEXX Laboratories, Inc.(b)	20,335	9,770,968
Outset Medical, Inc.(b)(c)	67,592	1,900,687
TransMedics Group, Inc.(b)(c)	65,195	4,108,589
		15,780,244
Health Care Facilities-6.47%
Acadia Healthcare Co., Inc.(b)	43,479	3,653,106
Ensign Group, Inc. (The)	49,361	4,602,913
HCA Healthcare, Inc.	22,606	5,766,112
		14,022,131
Health Care Supplies-2.28%
Merit Medical Systems, Inc.(b)	40,684	2,902,803
UFP Technologies, Inc.(b)	17,854	2,030,536
		4,933,339
Health Care Technology-2.30%
Phreesia, Inc.(b)(c)	53,495	2,005,527
Veradigm, Inc.(b)	165,736	2,968,332
		4,973,859
	Shares	Value
Life Sciences Tools & Services-12.37%
Agilent Technologies, Inc.	37,302	$5,672,888
Bruker Corp.	37,334	2,617,860
Medpace Holdings, Inc.(b)	53,640	11,858,195
Mettler-Toledo International, Inc.(b)	4,334	6,643,675
		26,792,618
Managed Health Care-8.16%
Elevance Health, Inc.	13,325	6,662,367
UnitedHealth Group, Inc.	22,051	11,007,639
		17,670,006
Pharmaceuticals-14.77%
Amylyx Pharmaceuticals, Inc.(b)(c)	119,947	4,700,723
Axsome Therapeutics, Inc.(b)(c)	99,076	7,430,700
Cassava Sciences, Inc.(b)(c)	157,401	4,407,228
Eli Lilly and Co.	21,751	7,485,607
Harmony Biosciences Holdings, Inc.(b)(c)	46,395	2,234,847
Provention Bio, Inc.(b)	344,737	2,985,422
Reata Pharmaceuticals, Inc., Class A(b)(c)	63,446	2,749,115
		31,993,642
Total Common Stocks & Other Equity Interests (Cost $195,984,948)		216,622,694
Money Market Funds-0.15%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $316,627)	316,627	316,627
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $196,301,575)		216,939,321
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-15.46%
Invesco Private Government Fund, 4.36%(d)(e)(f)	9,377,293	9,377,293
Invesco Private Prime Fund, 4.59%(d)(e)(f)	24,111,568	24,118,801
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $33,496,400)		33,496,094
TOTAL INVESTMENTS IN SECURITIES-115.61% (Cost $229,797,975)		250,435,415
OTHER ASSETS LESS LIABILITIES-(15.61)%		(33,811,849)
NET ASSETS-100.00%		$216,623,566
See accompanying notes which are an integral part of this schedule.

Invesco DWA Healthcare Momentum ETF (PTH)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$481,376	$10,732,173	$(10,896,922)	$-	$-	$316,627	$9,178
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,055,110	130,274,548	(133,952,365)	-	-	9,377,293	303,636*
Invesco Private Prime Fund	30,443,565	260,918,951	(267,253,937)	(732)	10,954	24,118,801	831,996*
Total	$43,980,051	$401,925,672	$(412,103,224)	$(732)	$10,954	$33,812,721	$1,144,810

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Industrials Momentum ETF (PRN)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Aerospace & Defense-2.32%
HEICO Corp.	17,460	$2,984,787
Agricultural & Farm Machinery-5.71%
Deere & Co.	7,565	3,198,785
Toro Co. (The)	37,229	4,151,778
		7,350,563
Building Products-3.73%
Trane Technologies PLC	26,833	4,806,327
Construction & Engineering-10.05%
Comfort Systems USA, Inc.	13,527	1,637,308
Fluor Corp.(b)(c)	73,285	2,693,224
MYR Group, Inc.(b)	13,222	1,309,771
Quanta Services, Inc.	24,688	3,757,267
WillScot Mobile Mini Holdings Corp.(b)	72,898	3,532,637
		12,930,207
Data Processing & Outsourced Services-4.31%
Automatic Data Processing, Inc.	12,064	2,724,172
Fiserv, Inc.(b)	26,442	2,820,833
		5,545,005
Diversified Support Services-7.25%
Cintas Corp.	11,625	5,158,478
Copart, Inc.(b)	62,668	4,174,315
		9,332,793
Electrical Components & Equipment-11.26%
AMETEK, Inc.	46,365	6,719,216
Encore Wire Corp.	11,185	1,805,594
Fluence Energy, Inc.(b)(c)	89,624	2,163,523
Hubbell, Inc.	16,593	3,798,304
		14,486,637
Electronic Manufacturing Services-2.13%
Jabil, Inc.	34,903	2,744,423
Environmental & Facilities Services-6.95%
Rollins, Inc.	180,350	6,564,740
Waste Management, Inc.	15,373	2,378,664
		8,943,404
Human Resource & Employment Services-1.17%
Insperity, Inc.	13,673	1,511,550
Industrial Machinery-4.12%
Evoqua Water Technologies Corp.(b)	49,032	2,378,542
IDEX Corp.	12,226	2,930,328
		5,308,870
Oil & Gas Storage & Transportation-2.34%
Dorian LPG Ltd.	59,825	1,187,526
International Seaways, Inc.	46,909	1,821,946
		3,009,472
Paper Packaging-3.79%
Graphic Packaging Holding Co.	202,624	4,881,212
	Shares	Value
Research & Consulting Services-5.56%
Booz Allen Hamilton Holding Corp.	23,772	$2,249,782
CBIZ, Inc.(b)	24,705	1,175,711
KBR, Inc.	52,546	2,691,932
NV5 Global, Inc.(b)(c)	7,793	1,038,729
		7,156,154
Semiconductor Equipment-2.14%
Aehr Test Systems(b)(c)	78,745	2,752,925
Trading Companies & Distributors-22.77%
H&E Equipment Services, Inc.	25,488	1,297,084
Herc Holdings, Inc.	19,893	3,089,781
McGrath RentCorp	11,072	1,102,107
NOW, Inc.(b)	83,627	1,174,123
Rush Enterprises, Inc., Class A	21,182	1,139,803
Triton International Ltd. (Bermuda)(c)	37,699	2,663,057
United Rentals, Inc.(b)	7,886	3,477,332
W.W. Grainger, Inc.	9,695	5,715,009
Watsco, Inc.(c)	24,232	6,963,550
WESCO International, Inc.(b)	18,043	2,688,587
		29,310,433
Trucking-4.42%
Saia, Inc.(b)(c)	20,850	5,687,463
Total Common Stocks & Other Equity Interests (Cost $113,149,993)		128,742,225
Money Market Funds-0.13%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $163,212)	163,212	163,212
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.15% (Cost $113,313,205)		128,905,437
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.49%
Invesco Private Government Fund, 4.36%(d)(e)(f)	4,862,636	4,862,636
Invesco Private Prime Fund, 4.59%(d)(e)(f)	12,502,947	12,506,698
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,369,437)		17,369,334
TOTAL INVESTMENTS IN SECURITIES-113.64% (Cost $130,682,642)		146,274,771
OTHER ASSETS LESS LIABILITIES-(13.64)%		(17,560,157)
NET ASSETS-100.00%		$128,714,614
See accompanying notes which are an integral part of this schedule.

Invesco DWA Industrials Momentum ETF (PRN)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$253,005	$4,934,377	$(5,024,170)	$-	$-	$163,212	$3,466
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,482,930	32,455,717	(30,076,011)	-	-	4,862,636	64,608*
Invesco Private Prime Fund	5,791,524	72,777,721	(66,064,048)	(103)	1,604	12,506,698	176,374*
Total	$8,527,459	$110,167,815	$(101,164,229)	$(103)	$1,604	$17,532,546	$244,448

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Technology Momentum ETF (PTF)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Alternative Carriers-3.13%
Bandwidth, Inc., Class A(b)	128,501	$3,197,105
Iridium Communications, Inc.(b)	58,280	3,487,475
		6,684,580
Application Software-18.32%
Agilysys, Inc.(b)	32,049	2,678,014
Box, Inc., Class A(b)	95,953	3,069,537
Cadence Design Systems, Inc.(b)	59,575	10,892,097
Clear Secure, Inc., Class A(c)	97,752	3,068,435
Intuit, Inc.	31,695	13,396,526
PowerSchool Holdings, Inc., Class A(b)(c)	105,866	2,384,102
SPS Commerce, Inc.(b)(c)	26,886	3,658,647
		39,147,358
Asset Management & Custody Banks-1.33%
Avantax, Inc.(b)	97,808	2,850,125
Communications Equipment-9.67%
Arista Networks, Inc.(b)	36,586	4,610,568
Calix, Inc.(b)	45,503	2,395,278
Digi International, Inc.(b)(c)	103,097	3,504,267
Extreme Networks, Inc.(b)	241,736	4,358,500
Harmonic, Inc.(b)(c)	240,924	3,172,969
NetScout Systems, Inc.(b)	81,441	2,614,256
		20,655,838
Data Processing & Outsourced Services-2.40%
ExlService Holdings, Inc.(b)	30,010	5,119,706
Electrical Components & Equipment-3.15%
Array Technologies, Inc.(b)	302,924	6,734,001
Electronic Components-1.57%
Belden, Inc.	41,453	3,361,424
Electronic Equipment & Instruments-1.90%
Keysight Technologies, Inc.(b)	22,606	4,054,386
Health Care Technology-1.02%
NextGen Healthcare, Inc.(b)	114,396	2,175,812
IT Consulting & Other Services-2.39%
Gartner, Inc.(b)	15,095	5,104,223
Research & Consulting Services-1.28%
Science Applications International Corp.	26,466	2,746,641
Semiconductor Equipment-11.68%
Amkor Technology, Inc.	110,127	3,222,316
Axcelis Technologies, Inc.(b)	48,234	5,303,328
Enphase Energy, Inc.(b)	18,575	4,112,134
KLA Corp.	16,605	6,517,130
Onto Innovation, Inc.(b)	43,976	3,458,712
Photronics, Inc.(b)	129,182	2,340,778
		24,954,398
Semiconductors-20.79%
Broadcom, Inc.	8,114	4,746,771
First Solar, Inc.(b)	35,147	6,242,107
Impinj, Inc.(b)	44,094	5,722,520
Lattice Semiconductor Corp.(b)	151,921	11,514,093
	Shares	Value
Semiconductors-(continued)
MACOM Technology Solutions Holdings, Inc.(b)(c)	57,105	$3,827,177
ON Semiconductor Corp.(b)	118,391	8,695,819
Rambus, Inc.(b)	90,907	3,679,006
		44,427,493
Systems Software-3.15%
A10 Networks, Inc.	149,888	2,320,266
Palo Alto Networks, Inc.(b)	27,843	4,417,014
		6,737,280
Technology Distributors-4.04%
CDW Corp.	27,153	5,322,803
Insight Enterprises, Inc.(b)(c)	29,328	3,305,852
		8,628,655
Technology Hardware, Storage & Peripherals-10.97%
Apple, Inc.	96,970	13,991,801
Pure Storage, Inc., Class A(b)(c)	145,736	4,217,600
Super Micro Computer, Inc.(b)(c)	72,253	5,226,060
		23,435,461
Wireless Telecommunication Services-3.15%
Gogo, Inc.(b)(c)	147,315	2,470,473
T-Mobile US, Inc.(b)	28,533	4,260,262
		6,730,735
Total Common Stocks & Other Equity Interests (Cost $182,150,197)		213,548,116
Money Market Funds-0.22%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $473,286)	473,286	473,286
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.16% (Cost $182,623,483)		214,021,402
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.41%
Invesco Private Government Fund, 4.36%(d)(e)(f)	5,032,476	5,032,476
Invesco Private Prime Fund, 4.59%(d)(e)(f)	12,939,702	12,943,584
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $17,976,060)		17,976,060
TOTAL INVESTMENTS IN SECURITIES-108.57% (Cost $200,599,543)		231,997,462
OTHER ASSETS LESS LIABILITIES-(8.57)%		(18,316,213)
NET ASSETS-100.00%		$213,681,249
See accompanying notes which are an integral part of this schedule.

Invesco DWA Technology Momentum ETF (PTF)—(continued)
January 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$357,742	$1,484,622	$(1,369,078)	$-	$-	$473,286	$5,548
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,721,813	83,890,110	(88,579,447)	-	-	5,032,476	164,999*
Invesco Private Prime Fund	22,682,210	176,575,679	(186,321,569)	(89)	7,353	12,943,584	449,709*
Total	$32,761,765	$261,950,411	$(276,270,094)	$(89)	$7,353	$18,449,346	$620,256

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco DWA Utilities Momentum ETF (PUI)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Construction & Engineering-1.76%
MDU Resources Group, Inc.	26,323	$813,644
Electric Utilities-43.33%
Alliant Energy Corp.	31,679	1,711,616
American Electric Power Co., Inc.	10,594	995,412
Constellation Energy Corp.	16,828	1,436,438
Duke Energy Corp.	16,948	1,736,323
Evergy, Inc.	19,606	1,228,316
Eversource Energy	14,008	1,153,279
Exelon Corp.	34,579	1,458,888
FirstEnergy Corp.	24,041	984,479
IDACORP, Inc.	8,001	846,586
NextEra Energy, Inc.	21,214	1,583,201
PG&E Corp.(b)	101,475	1,613,452
Pinnacle West Capital Corp.	13,618	1,015,222
Portland General Electric Co.(c)	19,213	914,154
Southern Co. (The)	25,470	1,723,810
Xcel Energy, Inc.	23,613	1,623,866
		20,025,042
Gas Utilities-14.28%
Atmos Energy Corp.	14,554	1,710,677
Chesapeake Utilities Corp.	6,489	818,133
National Fuel Gas Co.(c)	16,517	958,977
New Jersey Resources Corp.(c)	21,367	1,066,641
ONE Gas, Inc.	12,351	1,017,228
UGI Corp.	25,822	1,028,490
		6,600,146
Independent Power Producers & Energy Traders-3.23%
AES Corp. (The)	54,451	1,492,502
Multi-Utilities-21.85%
Ameren Corp.	11,666	1,013,425
CenterPoint Energy, Inc.	37,257	1,122,181
CMS Energy Corp.	21,883	1,382,787
DTE Energy Co.	12,975	1,509,901
NiSource, Inc.	58,635	1,627,121
Sempra Energy	10,906	1,748,559
WEC Energy Group, Inc.	18,035	1,695,110
		10,099,084
Oil & Gas Exploration & Production-2.41%
EQT Corp.	34,145	1,115,517
	Shares	Value
Renewable Electricity-4.18%
Clearway Energy, Inc., Class C(c)	27,686	$935,510
Ormat Technologies, Inc.(c)	10,776	997,319
		1,932,829
Water Utilities-8.86%
American Water Works Co., Inc.	11,515	1,801,982
Essential Utilities, Inc.	18,220	851,421
Middlesex Water Co.(c)	8,386	703,250
SJW Group	9,534	738,027
		4,094,680
Total Common Stocks & Other Equity Interests (Cost $47,651,749)		46,173,444
Money Market Funds-0.39%
Invesco Government & Agency Portfolio, Institutional Class, 4.30%(d)(e) (Cost $178,777)	178,777	178,777
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.29% (Cost $47,830,526)		46,352,221
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.32%
Invesco Private Government Fund, 4.36%(d)(e)(f)	558,921	558,921
Invesco Private Prime Fund, 4.59%(d)(e)(f)	1,437,521	1,437,953
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,996,930)		1,996,874
TOTAL INVESTMENTS IN SECURITIES-104.61% (Cost $49,827,456)		48,349,095
OTHER ASSETS LESS LIABILITIES-(4.61)%		(2,129,851)
NET ASSETS-100.00%		$46,219,244
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$141,321	$1,976,185	$(1,938,730)	$-	$1	$178,777	$2,382
See accompanying notes which are an integral part of this schedule.

Invesco DWA Utilities Momentum ETF (PUI)—(continued)
January 31, 2023
(Unaudited)
	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$935,498	$17,833,980	$(18,210,557)	$-	$-	$558,921	$19,943*
Invesco Private Prime Fund	2,182,493	40,177,830	(40,922,587)	(56)	273	1,437,953	54,868*
Total	$3,259,312	$59,987,995	$(61,071,874)	$(56)	$274	$2,175,651	$77,193

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco NASDAQ Internet ETF (PNQI)
January 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.11%
Advertising-0.10%
Criteo S.A., ADR (France)(b)	16,096	$486,904
Application Software-12.18%
Adobe, Inc.(b)	53,274	19,729,493
Alarm.com Holdings, Inc.(b)	13,239	709,610
Box, Inc., Class A(b)	37,751	1,207,655
Coupa Software, Inc.(b)	20,040	1,601,597
DocuSign, Inc.(b)	53,258	3,229,565
Dropbox, Inc., Class A(b)(c)	74,381	1,727,871
eGain Corp.(b)	8,480	82,426
Envestnet, Inc.(b)(c)	14,675	953,875
LivePerson, Inc.(b)(c)	19,981	257,355
New Relic, Inc.(b)	18,127	1,106,653
Open Text Corp. (Canada)(c)	71,682	2,404,931
Paylocity Holding Corp.(b)(c)	14,768	3,076,027
PROS Holdings, Inc.(b)	12,022	302,954
salesforce.com, inc.(b)	114,670	19,261,120
SPS Commerce, Inc.(b)(c)	9,561	1,301,061
Zoom Video Communications, Inc., Class A(b)	65,161	4,887,075
		61,839,268
Automotive Retail-0.06%
Carvana Co.(b)(c)	28,103	285,807
Casinos & Gaming-0.35%
DraftKings, Inc., Class A(b)(c)	119,060	1,784,709
Data Processing & Outsourced Services-3.90%
Dlocal Ltd. (Uruguay)(b)(c)	42,954	712,607
PayPal Holdings, Inc.(b)	234,358	19,097,833
		19,810,440
Education Services-0.17%
2U, Inc.(b)(c)	20,744	179,021
Chegg, Inc.(b)(c)	33,283	690,955
		869,976
Financial Exchanges & Data-0.55%
Coinbase Global, Inc., Class A(b)(c)	47,441	2,774,350
Health Care Technology-0.27%
GoodRx Holdings, Inc., Class A(b)(c)	21,872	122,265
Teladoc Health, Inc.(b)(c)	42,953	1,262,818
		1,385,083
Hotels, Resorts & Cruise Lines-8.42%
Airbnb, Inc., Class A(b)	105,637	11,737,327
Booking Holdings, Inc.(b)	8,837	21,510,142
Expedia Group, Inc.(b)	39,939	4,565,028
MakeMyTrip Ltd. (India)(b)(c)	17,402	504,310
Trip.com Group Ltd., ADR (China)(b)	119,599	4,396,459
		42,713,266
Interactive Home Entertainment-2.02%
Bilibili, Inc., ADR (China)(b)(c)	31,852	796,300
NetEase, Inc., ADR (China)(c)	34,608	3,066,615
Sea Ltd., ADR (Singapore)(b)(c)	99,356	6,403,494
		10,266,409
Interactive Media & Services-19.25%
Alphabet, Inc., Class C(b)	362,267	36,179,605
Autohome, Inc., ADR (China)	17,764	619,253
Baidu, Inc., ADR (China)(b)	42,181	5,680,937
Cars.com, Inc.(b)	17,668	302,123
Eventbrite, Inc., Class A(b)(c)	21,499	191,126
Hello Group, Inc., ADR (China)(c)	45,852	469,983
	Shares	Value
Interactive Media & Services-(continued)
JOYY, Inc., ADR (China)	15,382	$548,830
Meta Platforms, Inc., Class A(b)	311,194	46,358,570
Shutterstock, Inc.(c)	9,500	715,065
Snap, Inc., Class A(b)	360,440	4,166,687
TripAdvisor, Inc.(b)(c)	33,897	789,800
Yelp, Inc.(b)(c)	18,489	582,588
Ziff Davis, Inc.(b)(c)	12,518	1,120,111
		97,724,678
Internet & Direct Marketing Retail-19.64%
1-800-Flowers.com, Inc., Class A(b)(c)	9,916	98,863
Alibaba Group Holding Ltd., ADR (China)(b)	209,867	23,127,343
Amazon.com, Inc.(b)	380,693	39,260,869
Chewy, Inc., Class A(b)(c)	29,583	1,333,010
eBay, Inc.	143,944	7,125,228
Global-e Online Ltd. (Israel)(b)(c)	41,504	1,243,875
JD.com, Inc., ADR (China)	128,860	7,671,036
Lands’ End, Inc.(b)(c)	8,864	80,042
MercadoLibre, Inc. (Brazil)(b)	13,341	15,764,926
Overstock.com, Inc.(b)(c)	12,133	293,740
PetMed Express, Inc.(c)	5,590	120,073
Stitch Fix, Inc., Class A(b)	22,653	118,022
Vipshop Holdings Ltd., ADR (China)(b)	138,134	2,136,933
Wayfair, Inc., Class A(b)(c)	21,600	1,306,800
		99,680,760
Internet Services & Infrastructure-6.60%
Akamai Technologies, Inc.(b)	41,710	3,710,105
Brightcove, Inc.(b)(c)	11,160	70,754
Fastly, Inc., Class A(b)(c)	32,627	337,690
GoDaddy, Inc., Class A(b)	41,132	3,378,171
Okta, Inc.(b)	40,281	2,965,084
Shopify, Inc., Class A (Canada)(b)(c)	315,684	15,553,751
VeriSign, Inc.(b)	28,122	6,132,002
Wix.com Ltd. (Israel)(b)(c)	15,594	1,356,366
		33,503,923
Movies & Entertainment-13.72%
Netflix, Inc.(b)	60,144	21,282,556
Roku, Inc., Class A(b)(c)	32,320	1,858,400
Spotify Technology S.A.(b)	51,104	5,760,443
Walt Disney Co. (The)(b)	375,519	40,740,056
		69,641,455
Real Estate Services-0.44%
Redfin Corp.(b)(c)	28,846	215,768
Zillow Group, Inc., Class C(b)(c)	45,972	2,032,422
		2,248,190
Research & Consulting Services-1.66%
CoStar Group, Inc.(b)	107,877	8,403,618
Systems Software-7.26%
Gitlab, Inc., Class A(b)(c)	23,077	1,140,235
Microsoft Corp.	144,047	35,696,287
		36,836,522
Trucking-3.52%
Lyft, Inc., Class A(b)(c)	93,458	1,518,692
Uber Technologies, Inc.(b)	529,029	16,362,867
		17,881,559
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.11% (Cost $613,122,143)		508,136,917
See accompanying notes which are an integral part of this schedule.

Invesco NASDAQ Internet ETF (PNQI)—(continued)
January 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.90%
Invesco Private Government Fund, 4.36%(d)(e)(f)	12,643,414	$12,643,414
Invesco Private Prime Fund, 4.59%(d)(e)(f)	32,511,150	32,520,903
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $45,164,566)		45,164,317
TOTAL INVESTMENTS IN SECURITIES-109.01% (Cost $658,286,709)		553,301,234
OTHER ASSETS LESS LIABILITIES-(9.01)%		(45,725,089)
NET ASSETS-100.00%		$507,576,145
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2023.

	Value April 30, 2022	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value January 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$376,768	$1,191,662	$(1,568,430)	$-	$-	$-	$1,400
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	14,297,896	195,896,197	(197,550,679)	-	-	12,643,414	260,818*
Invesco Private Prime Fund	33,326,145	385,908,597	(386,724,538)	(1,565)	12,264	32,520,903	720,203*
Total	$48,000,809	$582,996,456	$(585,843,647)	$(1,565)	$12,264	$45,164,317	$982,421

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2023. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco DWA Basic Materials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$169,052,048	$-	$-	$169,052,048
Money Market Funds	109,503	18,446,465	-	18,555,968
Total Investments	$169,161,551	$18,446,465	$-	$187,608,016
Invesco DWA Consumer Cyclicals Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$24,915,079	$-	$-	$24,915,079
Money Market Funds	156,454	3,900,791	-	4,057,245
Total Investments	$25,071,533	$3,900,791	$-	$28,972,324
Invesco DWA Consumer Staples Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$122,048,051	$-	$-	$122,048,051
Money Market Funds	211,471	15,799,154	-	16,010,625
Total Investments	$122,259,522	$15,799,154	$-	$138,058,676
Invesco DWA Energy Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$221,086,781	$-	$-	$221,086,781
Money Market Funds	281,499	44,150,333	-	44,431,832
Total Investments	$221,368,280	$44,150,333	$-	$265,518,613
Invesco DWA Financial Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,940,985	$-	$-	$35,940,985
Money Market Funds	144,563	7,893,599	-	8,038,162
Total Investments	$36,085,548	$7,893,599	$-	$43,979,147

	Level 1	Level 2	Level 3	Total
Invesco DWA Healthcare Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$216,622,694	$-	$-	$216,622,694
Money Market Funds	316,627	33,496,094	-	33,812,721
Total Investments	$216,939,321	$33,496,094	$-	$250,435,415
Invesco DWA Industrials Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$128,742,225	$-	$-	$128,742,225
Money Market Funds	163,212	17,369,334	-	17,532,546
Total Investments	$128,905,437	$17,369,334	$-	$146,274,771
Invesco DWA Technology Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$213,548,116	$-	$-	$213,548,116
Money Market Funds	473,286	17,976,060	-	18,449,346
Total Investments	$214,021,402	$17,976,060	$-	$231,997,462
Invesco DWA Utilities Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$46,173,444	$-	$-	$46,173,444
Money Market Funds	178,777	1,996,874	-	2,175,651
Total Investments	$46,352,221	$1,996,874	$-	$48,349,095
Invesco NASDAQ Internet ETF
Investments in Securities
Common Stocks & Other Equity Interests	$508,136,917	$-	$-	$508,136,917
Money Market Funds	-	45,164,317	-	45,164,317
Total Investments	$508,136,917	$45,164,317	$-	$553,301,234